Receivables and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2020
Trade and other current receivables [abstract]
Schedule of Receivables and Other Current Assets

A summary of the receivables and other current assets as of June 30, 2020 is detailed in the table below:

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2020	December 31, 2019
Sales taxes receivable	22	62
Other current assets	45	99
	67	161